DIVIDENDS PAID OR DECLARED	6 Months Ended
Dec. 31, 2020
DIVIDENDS PAID OR DECLARED [Abstract]
DIVIDENDS PAID OR DECLARED
9.	DIVIDENDS PAID OR DECLARED
No dividend has been paid or declared during the six months ended December 31, 2020 (December 31, 2019: nil).